Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ (1,337,602)	$ 6,404,011	$ 3,530,331	$ (3,973,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right to use asset		63,674	103,762	215,097
Impairment of right of use asset			769,684
Common stock issued for prepaid services		135,000		398,466
Depreciation and amortization	130,180	194,257	293,937	453,884
Gain on sale of marketable securities		(9,857,429)	(9,857,429)
Gain on disposition of assets – Red Earth			(337,460)
Gain on disposal of property and equipment			386,465
Income taxes payable		277,000	277,000
Gain on sale of commercial building		(260,141)	(260,141)
Stock-based compensation	6,710	98,361	136,579	41,122
Common stock issued for services		14,367	307,679
Common stock issued for wages payable		199	84
Common stock issued for termination of participation rights agreement		630,000	630,000
Loss on conversion of related party note payable		310,526
Loss on conversion of related party note payable			(310,526)
Impairment of notes receivable and interest				18,345
Expenses paid on behalf of Company			150,000	36,405
Changes in operating assets and liabilities:
Accounts receivable	(87,553)	(8,793)	1,472	(16,131)
Prepaid expenses		(41,508)	421,945	(237,040)
Other current assets	(375,000)			156,229
Deposits		(1,010,000)	(990,000)	322,921
Accounts payable and accrued liabilities	167,806	(671,112)	(498,726)	1,306,632
Contract liabilities	(44,444)	1,270,000	1,404,444
Other current liabilities		(1,328,438)	(1,328,438)	1,328,438
Operating lease liability		(69,301)	(109,393)	(237,605)
Net cash provided by (used in) operating activities	(1,539,903)	(3,849,327)	(4,657,679)	(186,365)
Cash Flows from Investing Activities
Purchase of property and equipment, net of construction in progress	(41,444)	(125,077)	(322,574)	(35,477)
Proceeds from sale of commercial building		1,627,500	1,627,500
Purchase of marketable securities		(200,000)	(200,000)
Issuance of note receivable		(500,000)	(500,000)
Proceeds from the sale of marketable securities		10,207,429	10,207,429
Loan receivable	(72,304)		(40,165)
Net cash used in investing activities	(113,748)	11,009,852	10,772,190	(35,477)
Cash Flows from Financing Activities
Proceeds from the issuance of notes payable	133,392	300,000	300,000
Proceeds from notes payable – related party				264,000
Repayment of notes payable	(350,000)	(1,728,377)	(1,882,675)	(72,089)
Proceeds from the issuance of common stock				124,535
Proceeds from common stock issued for cash		50,000	50,000
Net cash provided by financing activities	(216,608)	(1,378,377)	(1,532,675)	316,446
Net increase in cash	(1,870,259)	5,782,148	4,581,836	94,604
Cash, beginning of period	4,699,372	117,536	117,536	22,932
Cash, end of period	2,829,113	5,899,684	4,699,372	117,536
Supplemental disclosure of cash flow information:
Interest paid	39,742	98,716	115,051	72,684
Income taxes paid
Non-cash investing and financing activities:
Issuance of common stock for conversion of related party note payable		$ 100,000	410,526
Loss on conversion of related party note payable			310,526
Common stock issued for prior period debt conversion				19
Common stock issued for stock subscriptions payable				$ 10,000